Consolidated Statements of Changes in Shareholders’ Deficit (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 0	$ 210,035	$ (412,469)		$ (202,434)		$ (202,434)
Balance (in Shares) at Dec. 31, 2011	0
Net loss			(402,562)		(402,562)	(1,363)	(403,925)	(403,925)
Issuance of common shares	0	1,024			1,024		1,024
Issuance of common shares (in Shares)	0
Issuance of common shares - settlement of liabilities	0	486,285			486,285		486,285
Issuance of common shares - settlement of liabilities (in Shares)	0
Issuance of warrants		1,015			1,015		1,015
Share-based compensation	0	2,408			2,408		2,408
Share-based compensation (in Shares)	0
Balance at Dec. 31, 2012	0	700,767	(815,031)		(114,264)	(1,363)	(115,627)
Balance (in Shares) at Dec. 31, 2012	0
Net loss			(158,232)		(158,232)	8	(158,224)	(158,224)
Issuance of common shares - advance for acquisition of coal property	0	50,419			50,419		50,419
Issuance of common shares - advance for acquisition of coal property (in Shares)	1
Issuance of common shares - settlement of liabilities	0	44,656			44,656		44,656
Issuance of common shares - settlement of liabilities (in Shares)	0
Issuance of common shares - warrants exercise	0	11,952			11,952		11,952
Issuance of common shares - warrants exercise (in Shares)	0
Beneficial conversion feature on the convertible senior notes		248			248		248
Share-based compensation	0	25,193			25,193		25,193
Share-based compensation (in Shares)	0
Other comprhensive income				34	34		34	34
Balance at Dec. 31, 2013	0	833,235	(973,263)	34	(139,994)	(1,355)	(141,349)	(141,349)
Balance (in Shares) at Dec. 31, 2013	1
Net loss			(65,171)		(65,171)	(176)	(65,347)	(65,347)
Issuance of common shares - advance for acquisition of coal property	270	15,304			15,574		15,574
Issuance of common shares - advance for acquisition of coal property (in Shares)	27,009
Issuance of common shares - settlement of liabilities	2,053	73,332			75,385		75,385
Issuance of common shares - settlement of liabilities (in Shares)	205,298
Issuance of common shares - warrants exercise	9	1,267			1,276		1,276
Issuance of common shares - warrants exercise (in Shares)	895
Conversion of convertible preference shares	312	37,241			37,553		37,553
Conversion of convertible preference shares (in Shares)	31,149
Guaranteed dividends for preference shares		(35,052)			(35,052)		(35,052)
Issuance of warrants		1,661			1,661		1,661
Share-based compensation	451	(235)			216		216
Share-based compensation (in Shares)	45,101
Other comprhensive income				(34)	(34)		(34)	(34)
Balance at Dec. 31, 2014	$ 3,095	$ 926,753	$ (1,038,434)		$ (108,586)	$ (1,531)	$ (110,117)	$ (110,117)
Balance (in Shares) at Dec. 31, 2014	309,453